Global Opportunity Portfolio
Global Opportunity Portfolio

Prospectus Supplement

December 7, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Global Opportunity Portfolio
(the "Fund")

The maximum expense ratio of each share Class of the Fund has been amended, effective January 1, 2018. Accordingly, effective January 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Opportunity Portfolio		Class I	Class A	Class L	Class C	Class IS
Advisory Fee		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.27%	0.36%	0.38%	0.28%	3.02%
Total Annual Fund Operating Expenses	[1]	1.07%	1.41%	1.93%	2.08%	3.82%
Fee Waiver and/or Expense Reimbursement	[1]	0.07%	0.06%	0.53%	none	2.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%	1.35%	1.40%	2.08%	0.95%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.40% for Class L, 2.10% for Class C and 0.95% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.

The Example information under the section of the Prospectus entitled "Fund Summary—Global Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - Global Opportunity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	102	333	583	1,299
Class A	655	942	1,250	2,122
Class L	143	555	993	2,211
Class C	311	652	1,119	2,410
Class IS	97	901	1,725	3,870

If You HELD Your Shares
Expense Example No Redemption - Global Opportunity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	102	333	583	1,299
Class A	655	942	1,250	2,122
Class L	143	555	993	2,211
Class C	211	652	1,119	2,410
Class IS	97	901	1,725	3,870

Please retain this supplement for future reference.